Consolidated statements of changes in shareholders' equity - EUR (€)	Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]	Total
Balance after effect of IFRS application	€ 30,671,000,000	€ 10,640,000,000	€ 16,859,000,000	€ 5,803,000,000	€ (2,060,000,000)	€ (571,000,000)	€ 2,580,000,000	€ 2,357,000,000	€ 223,000,000	€ 33,251,000,000
Equity at beginning of period at Dec. 31, 2018	30,669,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(2,062,000,000)	(571,000,000)	2,580,000,000	2,357,000,000	223,000,000	€ 33,249,000,000
Equity at beginning of period (in shares) at Dec. 31, 2018										2,660,056,599
Consolidated comprehensive income	922,000,000				1,039,000,000	(117,000,000)	111,000,000	98,000,000	13,000,000	€ 1,033,000,000
Share-based compensation	27,000,000				27,000,000		4,000,000	4,000,000		31,000,000
Purchase of treasury shares	(1,000,000)				(1,000,000)					(1,000,000)
Dividends	(1,061,000,000)				(1,061,000,000)		(243,000,000)	(243,000,000)		(1,304,000,000)
Subordinated notes remuneration	(194,000,000)				(194,000,000)					(194,000,000)
Changes in ownership interests with no gain/loss of control	1,000,000				1,000,000		(4,000,000)	(4,000,000)		(3,000,000)
Other movements	(54,000,000)				(54,000,000)		19,000,000	19,000,000		(35,000,000)
Equity at end of period at Jun. 30, 2019	30,311,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(2,303,000,000)	(688,000,000)	2,467,000,000	2,231,000,000	236,000,000	€ 32,778,000,000
Equity at end of period (in shares) at Jun. 30, 2019										2,660,056,599
Effect of IFRS 16 application	2,000,000				2,000,000					€ 2,000,000
Consolidated comprehensive income	2,153,000,000				1,967,000,000	186,000,000	121,000,000	122,000,000	(2,000,000)	2,274,000,000
Share-based compensation	(25,000,000)				(25,000,000)					(25,000,000)
Purchase of treasury shares	(33,000,000)				(33,000,000)					(33,000,000)
Dividends	(796,000,000)				(796,000,000)		(5,000,000)	(5,000,000)		(801,000,000)
Subordinated notes remuneration	(103,000,000)				(103,000,000)					(103,000,000)
Changes in ownership interests with no gain/loss of control	3,000,000				3,000,000		5,000,000	5,000,000		8,000,000
Changes in ownership interests with gain/loss of control							2,000,000	2,000,000		2,000,000
Other movements	168,000,000				168,000,000		100,000,000	100,000,000		268,000,000
Equity at end of period at Dec. 31, 2019	31,727,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(1,073,000,000)	(502,000,000)	2,688,000,000	2,454,000,000	234,000,000	€ 34,416,000,000
Equity at end of period (in shares) at Dec. 31, 2019										2,660,056,599
Consolidated comprehensive income	1,100,000,000				927,000,000	173,000,000	55,000,000	88,000,000	(33,000,000)	€ 1,155,000,000
Share-based compensation	7,000,000				7,000,000		2,000,000	2,000,000		9,000,000
Purchase of treasury shares	1,000,000				1,000,000					1,000,000
Dividends	(532,000,000)				(532,000,000)		(206,000,000)	(206,000,000)		(738,000,000)
Subordinated notes remuneration	(164,000,000)				(164,000,000)					(164,000,000)
Changes in ownership interests with no gain/loss of control	(6,000,000)				(6,000,000)		2,000,000	2,000,000		(4,000,000)
Other movements	(27,000,000)				(27,000,000)		11,000,000	11,000,000		(16,000,000)
Equity at end of period at Jun. 30, 2020	€ 32,106,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 5,803,000,000	€ (867,000,000)	€ (330,000,000)	€ 2,553,000,000	€ 2,352,000,000	€ 201,000,000	€ 34,660,000,000
Equity at end of period (in shares) at Jun. 30, 2020										2,660,056,599